UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       November 15, 2010
-----------------------  -----------------------     -----------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $338,043 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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                                                        FORM 13F INFORMATION TABLE
                                                           MAK CAPITAL ONE LLC
                                                                 9/30/2010

                                 Other Reporting Manager:  01 = Sunrise Partners Limited Partnership

                                                                     SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
AMN HEALTHCARE SERVICES INC     COM              001744101   1,111     216,100 SH         SOLE                 216,100
AMN HEALTHCARE SERVICES INC     COM              001744101     307      59,744 SH         DEFINED   01                     59,744
AGILYSYS INC                    COM              00847J105  31,099   4,784,468 SH         SOLE               4,784,468
AGILYSYS INC                    COM              00847J105  11,520   1,772,286 SH         DEFINED   01                  1,772,286
AMARIN CORP PLC                 SPONS ADR NEW    023111206   1,806     699,900 SH         SOLE                 699,900
AMARIN CORP PLC                 SPONS ADR NEW    023111206     414     160,611 SH         DEFINED   01                    160,611
BROADRIDGE FINL SOLUTIONS INC   COM              11133T103  20,085     878,211 SH         SOLE                 878,211
BROADRIDGE FINL SOLUTIONS INC   COM              11133T103   5,723     250,260 SH         DEFINED   01                    250,260
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   9,219      10,500 PRN        SOLE                  10,500
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   3,380       3,850 PRN        DEFINED   01                      3,850
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3       -      59,000 PRN        SOLE                  59,000
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3       -      25,920 PRN        DEFINED   01                     25,920
EQUITABLE RES INC               COM              26884L109  30,447     844,334 SH         SOLE                 844,334
EQUITABLE RES INC               COM              26884L109   6,976     193,465 SH         DEFINED   01                    193,465
EXACT SCIENCES CORP             COM              30063P105   5,491     758,383 SH         SOLE                 758,383
EXACT SCIENCES CORP             COM              30063P105   2,317     319,979 SH         DEFINED   01                    319,979
EXXON MOBIL CORP                COM              30231G102  49,654     803,600 SH         SOLE                 803,600
EXXON MOBIL CORP                COM              30231G102  11,406     184,600 SH         DEFINED   01                    184,600
GOLDEN STAR RES LTD CDA         DBCV 4.000%11/3  38119TAC8  11,094      10,040 PRN        SOLE                  10,040
GOLDEN STAR RES LTD CDA         DBCV 4.000%11/3  38119TAC8   4,453       4,030 PRN        DEFINED   01                      4,030
LINDSAY CORP                    COM              535555106   5,250     121,200 SH         SOLE                 121,200
LINDSAY CORP                    COM              535555106   1,240      28,635 SH         DEFINED   01                     28,635
MOSAIC CO                       COM              61945A107  48,412     823,900 SH         SOLE                 823,900
MOSAIC CO                       COM              61945A107  11,665     198,520 SH         DEFINED   01                    198,520
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     207   3,627,192 SH         SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106      91   1,592,865 SH         DEFINED   01                  1,592,865
THQ INC                         COM NEW          872443403  24,051   5,982,956 SH         SOLE               5,982,956
THQ INC                         COM NEW          872443403   3,246     807,527 SH         DEFINED   01                    807,527
ZYGO CORP                       COM              989855101  30,123   3,073,785 SH         SOLE               3,073,785
ZYGO CORP                       COM              989855101   7,254     740,183 SH         DEFINED   01                    740,183




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